UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Michael W. Stockton

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio
September 30, 2016
unaudited
Common stocks 57.49% Information technology 9.91%	Shares	Value (000)
Microsoft Corp.	56,390,000	$3,248,064
Intel Corp.	25,750,100	972,066
Broadcom Ltd.	4,832,500	833,703
ASML Holding NV (New York registered)	5,117,458	560,771
ASML Holding NV1	1,905,000	208,901
Intuit Inc.	6,440,000	708,464
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,940,000	609,965
Texas Instruments Inc.	8,132,000	570,704
TE Connectivity Ltd.	7,205,000	463,858
VeriSign, Inc.[2]	5,100,000	399,024
Visa Inc., Class A	4,593,000	379,841
Alphabet Inc., Class C2	238,000	184,995
Alphabet Inc., Class A2	158,000	127,041
Facebook, Inc., Class A2	2,200,000	282,194
Analog Devices, Inc.	1,700,000	109,565
KLA-Tencor Corp.	467,000	32,555
MasterCard Inc., Class A	163,000	16,588
		9,708,299
Consumer discretionary 8.89%
Amazon.com, Inc.[2]	2,562,000	2,145,188
Comcast Corp., Class A	30,054,000	1,993,782
Home Depot, Inc.	13,468,349	1,733,107
Twenty-First Century Fox, Inc., Class A	13,802,306	334,292
Starbucks Corp.	5,840,000	316,178
CBS Corp., Class B	5,536,000	303,041
McDonald’s Corp.	2,615,000	301,666
VF Corp.	5,016,000	281,147
Viacom Inc., Class B	5,937,000	226,200
Target Corp.	2,700,000	185,436
Time Warner Inc.	2,200,000	175,142
Charter Communications, Inc., Class A2	551,562	148,905
NIKE, Inc., Class B	2,283,000	120,200
Walt Disney Co.	1,200,000	111,432
General Motors Co.	3,500,000	111,195
Hasbro, Inc.	1,370,000	108,682
Macy’s, Inc.	2,800,000	103,740
Dollar General Corp.	133,000	9,309
		8,708,642
Financials 7.44%
Berkshire Hathaway Inc., Class A2	8,110	1,753,544
Berkshire Hathaway Inc., Class B2	800,000	115,576
JPMorgan Chase & Co.	19,241,000	1,281,258
Wells Fargo & Co.	23,006,000	1,018,706
Chubb Ltd.	5,991,500	752,832
Citigroup Inc.	10,700,000	505,361
American Balanced Fund — Page 1 of 35

unaudited
Common stocks Financials (continued)	Shares	Value (000)
SunTrust Banks, Inc.	10,383,411	$454,793
Goldman Sachs Group, Inc.	1,593,960	257,058
Bank of America Corp.	16,000,000	250,400
Capital One Financial Corp.	3,274,000	235,172
BlackRock, Inc.	612,000	221,826
Legal & General Group PLC[1]	50,871,140	144,492
U.S. Bancorp	3,000,000	128,670
HDFC Bank Ltd.[1]	3,585,000	79,250
CNO Financial Group, Inc.	4,573,021	69,830
Intercontinental Exchange, Inc.	71,500	19,259
		7,288,027
Energy 6.74%
Schlumberger Ltd.	15,693,000	1,234,098
Royal Dutch Shell PLC, Class B (ADR)	17,860,000	943,544
Royal Dutch Shell PLC, Class B1	4,000,000	103,784
Chevron Corp.	7,444,755	766,214
Exxon Mobil Corp.	7,200,000	628,416
Enbridge Inc.	12,195,000	539,385
ConocoPhillips	11,437,668	497,195
Noble Energy, Inc.	11,376,729	406,604
BP PLC[1]	58,950,000	343,334
Halliburton Co.	5,540,000	248,635
Phillips 66	2,180,000	175,599
Suncor Energy Inc.	6,000,000	166,561
Baker Hughes Inc.	3,000,000	151,410
Concho Resources Inc.[2]	1,090,000	149,712
TOTAL SA1	1,515,265	71,819
TOTAL SA (ADR)	855,718	40,818
Weatherford International PLC[2]	12,500,000	70,250
Southwestern Energy Co.[2]	5,000,000	69,200
		6,606,578
Health care 6.43%
UnitedHealth Group Inc.	9,869,500	1,381,730
Merck & Co., Inc.	20,797,000	1,297,941
Johnson & Johnson	6,610,000	780,839
Express Scripts Holding Co.[2]	9,871,400	696,230
Medtronic PLC	7,796,000	673,575
Pfizer Inc.	11,670,000	395,263
Bristol-Myers Squibb Co.	5,914,300	318,899
Thermo Fisher Scientific Inc.	1,236,000	196,598
Gilead Sciences, Inc.	2,101,758	166,291
Intercept Pharmaceuticals, Inc.[2]	706,622	116,303
Vertex Pharmaceuticals Inc.[2]	998,500	87,079
Humana Inc.	454,000	80,308
Regeneron Pharmaceuticals, Inc.[2]	95,000	38,192
Amgen Inc.	220,000	36,698
Kite Pharma, Inc.[2]	564,000	31,505
		6,297,451
Consumer staples 6.27%
Philip Morris International Inc.	14,998,000	1,458,106
Coca-Cola Co.	30,165,000	1,276,583
Kraft Heinz Co.	11,451,850	1,025,055
American Balanced Fund — Page 2 of 35

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Procter & Gamble Co.	10,065,000	$903,334
Walgreens Boots Alliance, Inc.	3,800,000	306,356
Reynolds American Inc.	6,250,000	294,687
Kellogg Co.	3,150,000	244,030
The Estée Lauder Companies Inc., Class A	1,500,000	132,840
CVS Health Corp.	1,226,000	109,102
Costco Wholesale Corp.	700,000	106,757
General Mills, Inc.	1,500,000	95,820
Altria Group, Inc.	1,500,000	94,845
Coca-Cola Enterprises, Inc.	1,600,000	63,840
Kroger Co.	1,210,325	35,922
		6,147,277
Industrials 4.56%
Boeing Co.	9,052,000	1,192,510
Lockheed Martin Corp.	4,697,037	1,125,974
General Electric Co.	20,000,000	592,400
Nielsen Holdings PLC	4,800,000	257,136
Parker-Hannifin Corp.	2,000,000	251,060
Union Pacific Corp.	2,375,000	231,634
Cummins Inc.	1,350,000	173,003
Norfolk Southern Corp.	1,598,900	155,189
Rockwell Automation	1,200,000	146,808
Deere & Co.	1,600,000	136,560
Caterpillar Inc.	1,300,000	115,401
TransDigm Group Inc.[2]	207,000	59,848
Rockwell Collins, Inc.	360,000	30,362
		4,467,885
Materials 3.01%
E.I. du Pont de Nemours and Co.	19,901,388	1,332,796
Praxair, Inc.	5,011,400	605,527
Syngenta AG (ADR)	3,800,000	332,880
LyondellBasell Industries NV	2,642,100	213,112
Dow Chemical Co.	2,500,000	129,575
Potash Corp. of Saskatchewan Inc.	7,300,569	119,145
Royal Gold, Inc.	1,495,000	115,758
Nucor Corp.	2,000,000	98,900
		2,947,693
Real estate 0.85%
Crown Castle International Corp. REIT	2,310,446	217,667
Iron Mountain Inc. REIT	5,132,000	192,604
Weyerhaeuser Co. REIT[2]	4,700,000	150,118
Equinix, Inc. REIT	385,174	138,759
American Tower Corp. REIT	1,145,000	129,763
		828,911
Utilities 0.56%
Dominion Resources, Inc.	3,665,000	272,200
PG&E Corp.	3,300,000	201,861
Pinnacle West Capital Corp.	1,000,000	75,990
		550,051
American Balanced Fund — Page 3 of 35

unaudited
Common stocks Telecommunication services 0.27%	Shares	Value (000)
AT&T Inc.	3,690,000	$149,851
Verizon Communications Inc.	2,170,000	112,796
		262,647
Miscellaneous 2.56%
Other common stocks in initial period of acquisition		2,511,214
Total common stocks (cost: $36,911,452,000)		56,324,675
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative[3]	7,440	5,085
Total preferred securities (cost: $5,208,000)		5,085
Convertible stocks 0.06% Miscellaneous 0.06%
Other convertible stocks in initial period of acquisition		58,937
Total convertible stocks (cost: $59,055,000)		58,937
Bonds, notes & other debt instruments 39.03% U.S. Treasury bonds & notes 16.84% U.S. Treasury 14.62%	Principal amount (000)
U.S. Treasury 0.50% 2017	$130,000	130,059
U.S. Treasury 0.625% 2017	50,000	49,979
U.S. Treasury 0.875% 2017	700,000	701,365
U.S. Treasury 0.875% 2017	280,000	280,591
U.S. Treasury 1.00% 2017	500,000	501,770
U.S. Treasury 0.625% 2018	1,020,000	1,018,317
U.S. Treasury 0.75% 2018	950,000	949,782
U.S. Treasury 0.75% 2018	208,998	209,021
U.S. Treasury 0.75% 2018	130,000	129,982
U.S. Treasury 0.75% 2018	47,000	47,006
U.S. Treasury 1.125% 2018	180,000	181,132
U.S. Treasury 1.25% 2018	255,000	257,361
U.S. Treasury 0.75% 2019	650,000	647,920
U.S. Treasury 0.75% 2019	350,000	348,786
U.S. Treasury 0.875% 2019	250,000	250,000
U.S. Treasury 0.875% 2019	35,000	35,020
U.S. Treasury 1.00% 2019	95,000	95,369
U.S. Treasury 1.125% 2019	40,000	40,270
U.S. Treasury 1.50% 2019	44,000	44,771
U.S. Treasury 1.75% 2019	110,000	112,746
U.S. Treasury 1.25% 2020	617,000	622,658
U.S. Treasury 1.375% 2020	622,970	630,383
U.S. Treasury 1.375% 2020	118,000	119,574
U.S. Treasury 1.50% 2020	101,000	102,747
U.S. Treasury 1.625% 2020	400,992	409,717
U.S. Treasury 1.125% 2021	557,000	556,521
U.S. Treasury 1.125% 2021	469,875	470,242
U.S. Treasury 1.25% 2021	100,900	101,440
American Balanced Fund — Page 4 of 35

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$437,237	$441,898
U.S. Treasury 1.375% 2021	231,090	233,653
U.S. Treasury 2.25% 2021	97,270	102,179
U.S. Treasury 1.75% 2022	469,265	480,922
U.S. Treasury 2.00% 2022	179,750	186,785
U.S. Treasury 2.00% 2022	35,000	36,386
U.S. Treasury 1.375% 2023	323,020	321,860
U.S. Treasury 1.375% 2023	250,000	249,268
U.S. Treasury 1.375% 2023	36,935	36,877
U.S. Treasury 1.75% 2023	32,790	33,567
U.S. Treasury 2.25% 2024	75,000	79,242
U.S. Treasury 2.00% 2025	65,000	67,328
U.S. Treasury 2.00% 2025	30,000	31,092
U.S. Treasury 2.125% 2025	25,000	26,161
U.S. Treasury 2.25% 2025	43,000	45,436
U.S. Treasury 1.50% 2026	381,121	377,847
U.S. Treasury 1.625% 2026	217,491	218,089
U.S. Treasury 5.375% 2031	20,000	29,223
U.S. Treasury 2.75% 2042	32,950	36,026
U.S. Treasury 2.875% 2043	36,410	40,677
U.S. Treasury 3.125% 2043	48,025	56,147
U.S. Treasury 3.125% 2044	39,797	46,602
U.S. Treasury 3.625% 2044	25,000	31,936
U.S. Treasury 2.50% 2045	115,000	119,248
U.S. Treasury 2.875% 2045	110,000	122,931
U.S. Treasury 3.00% 2045	131,000	149,978
U.S. Treasury 3.00% 2045	25,000	28,598
U.S. Treasury 2.25% 2046	155,000	152,714
U.S. Treasury 2.50% 2046	327,615	340,277
U.S. Treasury 2.50% 2046	203,075	210,635
U.S. Treasury 0.75% 2018	950,000	949,886
		14,327,997
U.S. Treasury inflation-protected securities 2.21%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	105,957	106,227
U.S. Treasury Inflation-Protected Security 2.375% 2017[4]	119,337	120,447
U.S. Treasury Inflation-Protected Security 2.625% 2017[4]	116,117	119,689
U.S. Treasury Inflation-Protected Security 2.125% 2019[4]	56,046	59,701
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	442,011	464,449
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	416,933	431,312
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	63,836	76,198
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	175,063	184,448
U.S. Treasury Inflation-Protected Security 1.75% 2028[4]	30,901	36,294
U.S. Treasury Inflation-Protected Security 0.75% 2042[4]	51,670	53,573
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	304,336	363,325
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	133,181	148,211
		2,163,874
Federal agency bonds & notes 0.01%
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,108
Total U.S. Treasury bonds & notes		16,501,979
American Balanced Fund — Page 5 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 12.58% Financials 2.84%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	$7,838
ACE INA Holdings Inc. 2.875% 2022	25,665	26,986
ACE INA Holdings Inc. 3.15% 2025	23,495	24,870
ACE INA Holdings Inc. 3.35% 2026	8,660	9,290
American Express Co. 6.15% 2017	22,800	23,764
American Express Credit Co. 1.55% 2017	9,055	9,068
American International Group, Inc. 3.875% 2035	10,000	9,857
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	2,000	2,189
Bank of America Corp. 2.625% 2020	20,000	20,431
Bank of America Corp. 5.625% 2020	15,500	17,436
Bank of America Corp. 2.625% 2021	33,730	34,306
Bank of America Corp. 3.875% 2025	25,385	27,186
Bank of America Corp. 3.50% 2026	2,390	2,490
Bank of Nova Scotia 4.50% 2025	24,000	25,635
Barclays Bank PLC 3.25% 2021	19,345	19,717
Barclays Bank PLC 3.65% 2025	18,500	18,320
BB&T Corp. 2.45% 2020	37,000	37,883
Berkshire Hathaway Finance Corp. 1.30% 2019	15,320	15,351
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,562
Berkshire Hathaway Inc. 2.90% 2020	9,500	9,992
Berkshire Hathaway Inc. 2.75% 2023	16,995	17,684
BNP Paribas 4.375% 2025[3]	5,700	5,851
BNP Paribas 4.375% 2026[3]	50,025	51,834
BPCE SA group 2.65% 2021	6,000	6,196
BPCE SA group 5.70% 2023[3]	8,000	8,727
BPCE SA group 5.15% 2024[3]	40,605	42,800
Capital One Financial Corp. 3.20% 2025	20,000	20,386
Charles Schwab Corp. 3.45% 2026	3,885	4,189
Citigroup Inc. 2.05% 2019	24,500	24,701
Citigroup Inc. 8.50% 2019	8,416	9,825
Citigroup Inc. 2.35% 2021	71,000	71,208
Citigroup Inc. 2.70% 2021	24,500	25,074
Citigroup Inc. 2.287% 2023[5]	15,994	16,084
Citigroup Inc. 3.40% 2026	2,190	2,269
Citigroup Inc. 3.70% 2026	9,500	10,052
Citigroup Inc. 4.45% 2027	25,918	27,200
Citigroup Inc. 4.125% 2028	28,350	29,004
CME Group Inc. 5.30% 2043	3,135	4,033
CNA Financial Corp. 3.95% 2024	9,910	10,513
Credit Agricole SA 2.375% 2021[3]	6,645	6,736
Credit Agricole SA 4.375% 2025[3]	26,615	27,262
Credit Suisse Group AG 1.70% 2018	12,000	12,012
Credit Suisse Group AG 3.45% 2021[3]	20,000	20,430
Credit Suisse Group AG 3.80% 2022	10,000	10,230
Credit Suisse Group AG 3.80% 2023[3]	32,275	32,762
Credit Suisse Group AG 3.75% 2025	11,570	11,522
Credit Suisse Group AG 4.55% 2026[3]	17,130	18,032
Danske Bank AS 2.00% 2021[3]	37,870	37,850
Discover Financial Services 3.45% 2026	10,056	10,142
DNB ASA 2.375% 2021[3]	27,000	27,503
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,351
Goldman Sachs Group, Inc. 2.55% 2019	66,250	67,750
Goldman Sachs Group, Inc. 2.60% 2020	14,610	14,862
Goldman Sachs Group, Inc. 2.75% 2020	20,725	21,250
American Balanced Fund — Page 6 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.075% 2021[5]	$25,782	$26,080
Goldman Sachs Group, Inc. 2.35% 2021	22,030	22,013
Goldman Sachs Group, Inc. 2.625% 2021	34,965	35,589
Goldman Sachs Group, Inc. 2.875% 2021	19,245	19,760
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,605
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,244
Goldman Sachs Group, Inc. 3.50% 2025	3,250	3,369
Goldman Sachs Group, Inc. 3.75% 2026	12,629	13,294
Goldman Sachs Group, Inc. 4.75% 2045	4,025	4,547
HSBC Holdings PLC 2.95% 2021	47,500	48,212
HSBC Holdings PLC 4.25% 2024	8,000	8,269
HSBC Holdings PLC 3.90% 2026	7,825	8,142
HSBC Holdings PLC 4.30% 2026	15,260	16,382
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,483
Intesa Sanpaolo SpA 5.017% 2024[3]	31,485	28,791
JPMorgan Chase & Co. 1.35% 2017	8,520	8,525
JPMorgan Chase & Co. 2.25% 2020	42,185	42,745
JPMorgan Chase & Co. 2.55% 2020	32,300	32,954
JPMorgan Chase & Co. 2.295% 2021	25,625	25,696
JPMorgan Chase & Co. 2.40% 2021	40,220	40,703
JPMorgan Chase & Co. 2.55% 2021	16,515	16,829
JPMorgan Chase & Co. 3.25% 2022	10,000	10,498
JPMorgan Chase & Co. 3.875% 2024	25,000	26,378
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	35,000	35,569
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,000	27,906
Keybank National Association 2.50% 2019	17,000	17,440
Leucadia National Corp. 5.50% 2023	830	874
Liberty Mutual Group Inc. 4.25% 2023[3]	3,000	3,252
Lloyds Banking Group PLC 2.30% 2018	6,215	6,284
Lloyds Banking Group PLC 4.50% 2024	17,000	17,640
Lloyds Banking Group PLC 3.50% 2025	11,200	11,852
Lloyds Banking Group PLC 4.582% 2025[3]	14,750	15,147
MetLife Global Funding I 1.55% 2019[3]	15,500	15,496
MetLife Global Funding I 2.30% 2019[3]	10,120	10,311
MetLife Global Funding I 2.00% 2020[3]	6,125	6,193
MetLife Global Funding I 2.50% 2020[3]	46,300	47,591
MetLife Global Funding I 1.95% 2021[3]	15,500	15,509
MetLife, Inc. 3.60% 2025	4,595	4,856
MetLife, Inc. 4.05% 2045	8,285	8,260
MetLife, Inc. 5.25% 2049	4,600	4,634
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	25,500	25,453
Morgan Stanley 2.50% 2021	66,300	67,019
Morgan Stanley 4.00% 2025	8,950	9,648
Morgan Stanley 3.125% 2026	7,633	7,725
Morgan Stanley 3.875% 2026	12,115	12,912
National Australia Bank Ltd. 1.375% 2019	10,200	10,154
National Australia Bank Ltd. 1.875% 2021	10,200	10,151
National Australia Bank Ltd. 2.50% 2026	10,200	10,040
Nationwide Mutual Insurance Co. 2.923% 2024[3,5]	8,150	8,008
New York Life Global Funding 2.10% 2019[3]	15,000	15,251
New York Life Global Funding 1.95% 2020[3]	16,000	16,205
New York Life Global Funding 1.70% 2021[3]	40,500	40,346
New York Life Global Funding 2.35% 2026[3]	11,890	11,843
Nordea Bank AB 2.50% 2020[3]	19,955	20,432
American Balanced Fund — Page 7 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Nordea Bank AB 2.25% 2021[3]	$8,800	$8,941
PNC Bank 1.45% 2019	54,330	54,351
PNC Bank 2.40% 2019	14,800	15,157
PNC Bank 2.60% 2020	30,000	30,968
PNC Financial Services Group, Inc. 3.90% 2024	20,000	21,484
Prudential Financial, Inc. 2.30% 2018	7,595	7,732
Prudential Financial, Inc. 3.50% 2024	23,600	24,735
QBE Insurance Group Ltd. 2.40% 2018[3]	19,300	19,427
Rabobank Nederland 2.25% 2019	15,000	15,245
Rabobank Nederland 2.50% 2021	38,570	39,579
Rabobank Nederland 3.375% 2025	4,200	4,476
Rabobank Nederland 4.375% 2025	22,650	23,960
Skandinaviska Enskilda Banken AB 1.875% 2021	25,500	25,330
Skandinaviska Enskilda Banken AB 2.625% 2021	23,000	23,646
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,654
Svenska Handelsbanken AB 1.875% 2021	37,165	36,980
UBS Group AG 2.95% 2020[3]	20,000	20,509
UBS Group AG 4.125% 2025[3]	28,250	29,726
Unum Group 5.625% 2020	345	386
Unum Group 3.875% 2025	5,045	5,156
US Bancorp. 3.70% 2024	18,000	19,686
US Bancorp. 2.375% 2026	35,000	34,491
US Bank NA 1.40% 2019	5,465	5,462
US Bank NA 2.125% 2019	30,000	30,546
Wells Fargo & Co. 2.55% 2020	28,235	28,803
Wells Fargo & Co. 2.10% 2021	35,600	35,505
Wells Fargo & Co. 2.50% 2021	67,182	68,155
Wells Fargo & Co. 4.60% 2021	25,000	27,586
Wells Fargo & Co. 4.40% 2046	8,550	8,748
		2,779,028
Health care 1.99%
AbbVie Inc. 1.75% 2017	8,000	8,025
AbbVie Inc. 2.50% 2020	10,400	10,625
AbbVie Inc. 2.30% 2021	25,485	25,736
AbbVie Inc. 3.20% 2022	5,685	5,928
AbbVie Inc. 2.85% 2023	11,095	11,284
AbbVie Inc. 3.60% 2025	23,000	24,098
AbbVie Inc. 3.20% 2026	36,045	36,587
AbbVie Inc. 4.50% 2035	10,360	11,097
AbbVie Inc. 4.30% 2036	4,730	4,935
AbbVie Inc. 4.45% 2046	36,500	38,376
Actavis Funding SCS 3.00% 2020	26,950	27,805
Actavis Funding SCS 3.45% 2022	32,390	34,048
Actavis Funding SCS 3.85% 2024	15,000	15,977
Actavis Funding SCS 3.80% 2025	25,550	27,103
Actavis Funding SCS 4.55% 2035	18,870	20,144
Actavis Funding SCS 4.75% 2045	49,500	54,475
Aetna Inc. 1.70% 2018	42,635	42,787
Aetna Inc. 1.90% 2019	49,000	49,445
Aetna Inc. 2.40% 2021	66,940	67,844
Aetna Inc. 2.80% 2023	8,685	8,885
Aetna Inc. 3.20% 2026	88,065	89,684
Aetna Inc. 4.25% 2036	8,360	8,708
American Balanced Fund — Page 8 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Aetna Inc. 4.375% 2046	$7,215	$7,606
AmerisourceBergen Corp. 3.25% 2025	2,170	2,299
AmerisourceBergen Corp. 4.25% 2045	2,045	2,230
Amgen Inc. 1.85% 2021	16,470	16,393
Amgen Inc. 2.70% 2022	21,240	21,941
Amgen Inc. 2.25% 2023	10,250	10,229
Amgen Inc. 2.60% 2026	9,735	9,606
Amgen Inc. 4.40% 2045	30,250	31,986
AstraZeneca PLC 3.375% 2025	83,475	89,423
Baxalta Inc. 4.00% 2025	29,020	30,946
Bayer AG 2.375% 2019[3]	8,245	8,369
Becton, Dickinson and Co. 3.734% 2024	6,270	6,815
Biogen Inc. 3.625% 2022	10,210	10,951
Boston Scientific Corp. 3.375% 2022	38,500	40,542
Boston Scientific Corp. 3.85% 2025	72,550	77,385
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	2,004
Celgene Corp. 3.55% 2022	10,770	11,459
Celgene Corp. 3.625% 2024	32,655	34,443
Celgene Corp. 3.875% 2025	38,540	41,347
Celgene Corp. 4.625% 2044	2,400	2,546
Celgene Corp. 5.00% 2045	10,000	11,332
EMD Finance LLC 2.40% 2020[3]	24,900	25,341
EMD Finance LLC 2.95% 2022[3]	12,850	13,264
EMD Finance LLC 3.25% 2025[3]	50,700	52,397
Gilead Sciences, Inc. 3.05% 2016	11,425	11,461
Gilead Sciences, Inc. 2.35% 2020	10,000	10,267
Gilead Sciences, Inc. 1.95% 2022	15,410	15,457
Gilead Sciences, Inc. 2.50% 2023	18,280	18,444
Gilead Sciences, Inc. 2.95% 2027	10,000	10,125
Gilead Sciences, Inc. 4.00% 2036	21,220	21,727
Gilead Sciences, Inc. 4.15% 2047	7,205	7,424
Humana Inc. 3.15% 2022	20,000	20,794
Johnson & Johnson 2.45% 2026	9,485	9,766
Medtronic, Inc. 3.50% 2025	37,500	40,450
Medtronic, Inc. 4.375% 2035	7,222	8,216
Medtronic, Inc. 4.625% 2045	8,220	9,705
Pfizer Inc. 7.20% 2039	485	746
Roche Holdings, Inc. 2.875% 2021[3]	22,000	23,159
Roche Holdings, Inc. 3.00% 2025[3]	19,000	20,087
Shire PLC 1.90% 2019	20,000	20,033
Shire PLC 2.40% 2021	48,425	48,615
Shire PLC 2.875% 2023	38,195	38,430
Shire PLC 3.20% 2026	32,450	32,588
St. Jude Medical, Inc. 2.80% 2020	13,870	14,311
Stryker Corp. 2.625% 2021	5,200	5,366
Teva Pharmaceutical Finance Company BV 1.40% 2018	43,665	43,571
Teva Pharmaceutical Finance Company BV 1.70% 2019	44,530	44,456
Teva Pharmaceutical Finance Company BV 2.20% 2021	31,195	31,175
Teva Pharmaceutical Finance Company BV 2.80% 2023	15,940	16,011
Teva Pharmaceutical Finance Company BV 3.15% 2026	16,675	16,799
Teva Pharmaceutical Finance Company BV 4.10% 2046	6,890	6,905
Thermo Fisher Scientific Inc. 2.40% 2019	10,000	10,172
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,891
UnitedHealth Group Inc. 1.40% 2017	10,000	10,031
American Balanced Fund — Page 9 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 6.00% 2017	$20,170	$20,834
UnitedHealth Group Inc. 6.00% 2018	35,000	37,205
UnitedHealth Group Inc. 2.125% 2021	26,195	26,701
UnitedHealth Group Inc. 3.35% 2022	15,405	16,557
WellPoint, Inc. 2.25% 2019	15,500	15,709
Zimmer Holdings, Inc. 2.70% 2020	12,915	13,205
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,587
Zimmer Holdings, Inc. 4.25% 2035	5,270	5,376
Zimmer Holdings, Inc. 4.45% 2045	25,000	25,771
		1,944,577
Consumer discretionary 1.71%
Amazon.com, Inc. 3.80% 2024	49,975	55,519
Amazon.com, Inc. 4.80% 2034	20,000	23,616
Amazon.com, Inc. 4.95% 2044	23,500	28,826
American Honda Finance Corp. 1.20% 2019	25,500	25,359
American Honda Finance Corp. 2.25% 2019	16,500	16,916
American Honda Finance Corp. 1.65% 2021	28,865	28,629
American Honda Finance Corp. 2.30% 2026	5,390	5,388
Bayerische Motoren Werke AG 2.25% 2023[3]	15,500	15,462
CBS Corp. 3.50% 2025	15,000	15,461
CBS Corp. 4.60% 2045	25,000	25,819
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	26,720	28,889
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	53,000	58,614
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	11,125	13,164
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	10,525	12,802
Comcast Corp. 6.30% 2017	16,750	17,685
Comcast Corp. 1.625% 2022	10,250	10,173
Comcast Corp. 3.15% 2026	26,950	28,554
Comcast Corp. 2.35% 2027	27,250	26,867
Comcast Corp. 3.20% 2036	10,250	10,030
Comcast Corp. 6.45% 2037	15,000	20,790
Comcast Corp. 4.60% 2045	20,000	23,217
Comcast Corp. 3.40% 2046	10,250	9,995
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	15,125	15,134
DaimlerChrysler North America Holding Corp. 2.40% 2017[3]	12,000	12,063
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	25,500	25,369
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	13,000	13,206
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	20,810	21,133
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	30,300	30,373
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	14,900	15,528
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	7,570	7,942
Ford Motor Credit Co. 1.50% 2017	8,500	8,516
Ford Motor Credit Co. 2.145% 2018	15,485	15,570
Ford Motor Credit Co. 2.375% 2018	8,990	9,066
Ford Motor Credit Co. 2.551% 2018	9,015	9,151
Ford Motor Credit Co. 2.597% 2019	26,735	27,172
Ford Motor Credit Co. 2.943% 2019	21,000	21,503
Ford Motor Credit Co. 2.459% 2020	18,090	18,275
Ford Motor Credit Co. 3.157% 2020	30,400	31,322
Ford Motor Credit Co. 3.219% 2022	16,000	16,439
Ford Motor Credit Co. 3.096% 2023	24,000	24,214
Ford Motor Credit Co. 4.375% 2023	15,475	16,668
Ford Motor Credit Co. 3.664% 2024	10,000	10,329
American Balanced Fund — Page 10 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 4.134% 2025	$21,355	$22,585
Ford Motor Credit Co. 4.389% 2026	13,000	13,904
General Motors Co. 6.60% 2036	11,785	14,246
General Motors Financial Co. 2.40% 2019	20,435	20,521
General Motors Financial Co. 3.10% 2019	18,400	18,765
General Motors Financial Co. 3.50% 2019	4,685	4,829
General Motors Financial Co. 3.70% 2020	42,325	44,089
General Motors Financial Co. 3.20% 2021	23,600	23,917
General Motors Financial Co. 4.20% 2021	23,000	24,230
General Motors Financial Co. 4.375% 2021	5,500	5,881
General Motors Financial Co. 3.45% 2022	52,100	52,914
General Motors Financial Co. 3.70% 2023	28,200	28,731
General Motors Financial Co. 4.25% 2023	1,500	1,562
General Motors Financial Co. 4.30% 2025	18,175	18,769
General Motors Financial Co. 5.25% 2026	2,295	2,518
Home Depot, Inc. 2.00% 2021	18,000	18,334
Home Depot, Inc. 4.40% 2021	15,000	16,721
Home Depot, Inc. 2.125% 2026	25,000	24,624
Home Depot, Inc. 5.95% 2041	7,500	10,360
Home Depot, Inc. 4.25% 2046	19,800	22,987
Home Depot, Inc. 3.50% 2056	19,215	18,755
Hyundai Capital America 2.00% 2019[3]	11,960	12,033
Hyundai Capital America 2.45% 2021[3]	33,000	33,490
Johnson Controls, Inc. 1.40% 2017	10,000	10,017
Lowe’s Companies, Inc. 2.50% 2026	23,310	23,404
McDonald’s Corp. 3.70% 2026	17,905	19,312
NBC Universal Enterprise, Inc. 5.25% 2049[3]	475	508
Newell Rubbermaid Inc. 3.15% 2021	43,135	44,990
Newell Rubbermaid Inc. 3.85% 2023	31,830	33,940
Newell Rubbermaid Inc. 4.20% 2026	58,710	64,054
Newell Rubbermaid Inc. 5.50% 2046	10,800	13,165
Nordstrom, Inc. 4.00% 2021	6,245	6,705
Starbucks Corp. 2.10% 2021	1,395	1,425
Thomson Reuters Corp. 1.65% 2017	4,965	4,978
Thomson Reuters Corp. 6.50% 2018	20,815	22,580
Thomson Reuters Corp. 4.30% 2023	4,500	4,915
Thomson Reuters Corp. 3.35% 2026	12,410	12,771
Thomson Reuters Corp. 5.65% 2043	2,000	2,374
Time Warner Cable Inc. 6.75% 2018	20,000	21,740
Time Warner Inc. 3.60% 2025	47,000	50,115
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,902
Volkswagen International Finance NV 2.375% 2017[3]	16,000	16,079
		1,677,487
Energy 1.59%
Anadarko Petroleum Corp. 4.85% 2021	24,635	26,565
Anadarko Petroleum Corp. 5.55% 2026	13,895	15,815
Anadarko Petroleum Corp. 6.45% 2036	685	804
Anadarko Petroleum Corp. 6.60% 2046	16,735	20,480
APT Pipelines Ltd. 4.20% 2025[3]	27,300	28,316
BG Energy Capital PLC 2.875% 2016[3]	8,325	8,329
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,205
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,715
Cenovus Energy Inc. 3.00% 2022	2,000	1,905
American Balanced Fund — Page 11 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 3.80% 2023	$20,710	$20,530
Chevron Corp. 2.10% 2021	32,000	32,552
Chevron Corp. 2.566% 2023	13,000	13,328
Chevron Corp. 3.326% 2025	13,700	14,689
Chevron Corp. 2.954% 2026	6,700	6,936
ConocoPhillips 4.20% 2021	34,295	37,127
ConocoPhillips 4.95% 2026	18,000	20,331
Devon Energy Corp. 5.00% 2045	17,340	16,971
Diamond Offshore Drilling, Inc. 4.875% 2043	36,530	25,558
Enbridge Energy Partners, LP 9.875% 2019	11,250	13,107
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,606
Enbridge Energy Partners, LP 4.20% 2021	300	319
Enbridge Energy Partners, LP 5.875% 2025	48,445	55,822
Enbridge Energy Partners, LP 5.50% 2040	15,000	15,454
Enbridge Energy Partners, LP 7.375% 2045	19,575	24,888
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	18,434
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,908
Enbridge Inc. 5.60% 2017	10,000	10,225
Enbridge Inc. 4.00% 2023	37,535	38,726
Enbridge Inc. 3.50% 2024	990	986
Energy Transfer Partners, LP 4.15% 2020	11,500	12,039
Energy Transfer Partners, LP 4.75% 2026	16,100	16,674
Energy Transfer Partners, LP 6.125% 2045	14,990	15,678
EnLink Midstream Partners, LP 4.40% 2024	16,245	15,896
EnLink Midstream Partners, LP 4.15% 2025	37,740	36,213
EnLink Midstream Partners, LP 4.85% 2026	25,000	25,219
EnLink Midstream Partners, LP 5.05% 2045	9,405	8,373
Enterprise Products Operating LLC 5.20% 2020	6,355	7,103
Enterprise Products Operating LLC 2.85% 2021	21,135	21,786
Enterprise Products Operating LLC 3.90% 2024	16,545	17,340
Enterprise Products Operating LLC 3.95% 2027	550	577
Enterprise Products Operating LLC 4.90% 2046	8,405	8,890
EOG Resources, Inc. 4.15% 2026	10,220	11,190
Exxon Mobil Corp. 2.222% 2021	18,000	18,406
Exxon Mobil Corp. 2.726% 2023	12,000	12,440
Halliburton Co. 3.80% 2025	44,890	46,524
Halliburton Co. 5.00% 2045	32,870	36,107
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	18,262
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	20,178
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,040
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	4,114
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,508
Kinder Morgan Energy Partners, LP 4.25% 2024	10,545	10,877
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,244
Kinder Morgan Energy Partners, LP 5.50% 2044	4,571	4,648
Kinder Morgan Finance Co. 5.05% 2046	13,241	12,685
Kinder Morgan, Inc. 3.05% 2019	17,150	17,536
Kinder Morgan, Inc. 4.30% 2025	19,285	20,090
Kinder Morgan, Inc. 5.30% 2034	8,205	8,219
Kinder Morgan, Inc. 5.55% 2045	11,835	12,212
Noble Corp. PLC 7.20% 2025	8,745	6,930
Petróleos Mexicanos 5.50% 2021	9,500	10,058
Petróleos Mexicanos 6.375% 2021[3]	12,110	13,231
Petróleos Mexicanos 3.50% 2023	22,000	20,791
American Balanced Fund — Page 12 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 4.625% 2023[3]	$10,000	$10,062
Petróleos Mexicanos 6.875% 2026[3]	11,350	12,825
Petróleos Mexicanos 5.50% 2044	6,800	5,929
Petróleos Mexicanos 5.625% 2046	25,290	22,211
Petróleos Mexicanos 6.75% 2047[3]	25,615	25,577
Phillips 66 Partners LP 3.605% 2025	5,380	5,423
Pioneer Natural Resources Co. 3.45% 2021	11,530	12,002
Pioneer Natural Resources Co. 4.45% 2026	6,370	6,938
Royal Dutch Shell PLC 1.75% 2021	31,065	30,918
Royal Dutch Shell PLC 3.75% 2046	31,750	31,547
Schlumberger BV 3.00% 2020[3]	14,535	15,166
Schlumberger BV 3.625% 2022[3]	29,365	31,507
Schlumberger BV 4.00% 2025[3]	25,565	27,862
Shell International Finance BV 2.25% 2020	49,450	50,401
Shell International Finance BV 1.875% 2021	46,355	46,421
Shell International Finance BV 2.875% 2026	11,500	11,732
Spectra Energy Partners, LP 4.75% 2024	7,030	7,737
Statoil ASA 3.125% 2017	16,500	16,767
Statoil ASA 2.75% 2021	5,395	5,630
Statoil ASA 3.25% 2024	1,690	1,801
Statoil ASA 4.25% 2041	6,000	6,428
StatoilHydro ASA 1.80% 2016	16,000	16,018
TC PipeLines, LP 4.375% 2025	20,235	20,656
TransCanada PipeLines Ltd. 5.00% 2043	12,000	13,941
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	6,410	6,506
Western Gas Partners LP 3.95% 2025	3,730	3,688
Western Gas Partners LP 4.65% 2026	7,045	7,309
Williams Partners LP 4.50% 2023	12,400	12,876
Williams Partners LP 4.30% 2024	16,170	16,570
Williams Partners LP 3.90% 2025	12,000	12,003
Williams Partners LP 4.00% 2025	4,800	4,811
Williams Partners LP 5.10% 2045	13,795	13,540
Woodside Petroleum Ltd. 3.65% 2025[3]	12,400	12,532
		1,561,043
Utilities 0.95%
Ameren Corp. 3.65% 2026	1,410	1,509
American Electric Power Co., Inc. 2.95% 2022	13,694	14,326
American Electric Power Co., Inc. 2.75% 2026	5,690	5,698
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,986
CMS Energy Corp. 8.75% 2019	5,797	6,861
CMS Energy Corp. 5.05% 2022	9,215	10,525
CMS Energy Corp. 3.875% 2024	14,310	15,647
CMS Energy Corp. 3.60% 2025	1,595	1,711
Commonwealth Edison Company 2.55% 2026	16,785	17,034
Commonwealth Edison Company 4.35% 2045	8,345	9,598
Consumers Energy Co. 3.375% 2023	1,435	1,549
Consumers Energy Co. 3.125% 2024	10,520	11,097
Consumers Energy Co. 3.25% 2046	10,635	10,525
Dominion Gas Holdings LLC 2.80% 2020	3,275	3,392
Dominion Resources, Inc. 1.60% 2019	3,660	3,655
Dominion Resources, Inc. 2.962% 2019	11,040	11,338
Dominion Resources, Inc. 2.00% 2021	13,335	13,320
Dominion Resources, Inc. 4.104% 2021	26,180	28,070
American Balanced Fund — Page 13 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Carolinas, Inc. 2.50% 2023	$2,700	$2,794
Duke Energy Corp. 1.80% 2021	10,635	10,591
Duke Energy Corp. 3.75% 2024	24,295	26,285
Duke Energy Corp. 2.65% 2026	10,250	10,090
Duke Energy Corp. 3.75% 2046	10,250	10,012
Duke Energy Progress Inc. 4.15% 2044	26,190	28,811
Duke Energy Progress Inc. 3.70% 2046	29,270	30,331
E.ON International Finance BV 5.80% 2018[3]	24,450	25,986
Electricité de France SA 2.35% 2020[3]	4,600	4,694
Electricité de France SA 6.95% 2039[3]	9,000	12,106
Emera Inc. 6.75% 2076	11,600	12,499
Emera US Finance LP 2.15% 2019[3]	9,165	9,271
Emera US Finance LP 2.70% 2021[3]	11,940	12,233
Emera US Finance LP 3.55% 2026[3]	17,715	18,408
Entergy Corp. 4.70% 2017	9,600	9,661
Entergy Corp. 2.95% 2026	24,040	24,101
Eversource Energy 2.50% 2021	10,200	10,462
Eversource Energy 2.70% 2026	4,085	4,179
Exelon Corp. 2.85% 2020	15,000	15,550
Exelon Corp. 3.40% 2026	2,840	2,955
Exelon Corp. 4.45% 2046	12,640	13,670
MidAmerican Energy Co. 2.40% 2019	5,500	5,641
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	16,305
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,877
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	9,997
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,352
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,617
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	13,625	13,950
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	5,400	5,628
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	15,500	16,626
Niagara Mohawk Power Corp. 3.508% 2024[3]	6,375	6,855
Northeast Utilities 1.60% 2018	10,000	10,044
Northeast Utilities 3.15% 2025	8,845	9,232
Northern States Power Co. 4.125% 2044	18,000	20,444
NV Energy, Inc 6.25% 2020	10,168	11,944
Ohio Power Co., Series G, 6.60% 2033	165	215
Pacific Gas and Electric Co. 3.25% 2023	6,742	7,186
Pacific Gas and Electric Co. 3.85% 2023	21,430	23,607
Pacific Gas and Electric Co. 3.40% 2024	3,369	3,622
Pacific Gas and Electric Co. 3.75% 2024	20,000	21,955
Pacific Gas and Electric Co. 2.95% 2026	11,205	11,701
Pacific Gas and Electric Co. 4.75% 2044	4,930	5,922
Pacific Gas and Electric Co. 4.30% 2045	3,170	3,580
PacifiCorp. 3.35% 2025	7,800	8,412
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,656
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	20,077
PG&E Corp. 2.40% 2019	9,380	9,567
PPL Capital Funding, Inc. 3.10% 2026	2,950	3,007
Public Service Electric and Gas Co., 1.90% 2021	6,810	6,920
Public Service Electric and Gas Co., 2.375% 2023	2,075	2,121
Public Service Electric and Gas Co., 3.05% 2024	13,425	14,230
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,869
Puget Energy, Inc. 6.50% 2020	5,750	6,680
Puget Energy, Inc. 6.00% 2021	13,200	15,274
American Balanced Fund — Page 14 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Puget Energy, Inc. 5.625% 2022	$14,950	$17,227
Puget Energy, Inc. 3.65% 2025	9,400	9,807
Sierra Pacific Power Co. 2.60% 2026[3]	8,000	8,120
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	15,024
Southern California Edison Co. 1.845% 2022[6]	12,120	12,162
Tampa Electric Co. 4.35% 2044	11,410	12,620
Teco Finance, Inc. 5.15% 2020	5,627	6,196
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,6]	801	826
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,341
Xcel Energy Inc. 4.70% 2020	4,845	5,293
Xcel Energy Inc. 3.30% 2025	5,795	6,128
		928,387
Consumer staples 0.91%
Altria Group, Inc. 9.25% 2019	5,067	6,159
Altria Group, Inc. 2.625% 2020	14,760	15,280
Altria Group, Inc. 2.95% 2023	12,000	12,592
Altria Group, Inc. 4.00% 2024	7,400	8,280
Altria Group, Inc. 2.625% 2026	18,585	18,826
Altria Group, Inc. 9.95% 2038	13,500	25,072
Altria Group, Inc. 4.50% 2043	13,700	15,465
Altria Group, Inc. 5.375% 2044	6,825	8,676
Altria Group, Inc. 3.875% 2046	12,970	13,561
Anheuser-Busch InBev NV 7.75% 2019	20,000	22,763
Anheuser-Busch InBev NV 3.30% 2023	22,345	23,586
Anheuser-Busch InBev NV 3.65% 2026	11,385	12,216
British American Tobacco International Finance PLC 2.125% 2017[3]	16,000	16,095
British American Tobacco International Finance PLC 3.50% 2022[3]	17,905	19,241
British American Tobacco International Finance PLC 3.95% 2025[3]	16,500	18,260
Imperial Tobacco Finance PLC 2.05% 2018[3]	16,000	16,091
Imperial Tobacco Finance PLC 3.50% 2023[3]	17,000	17,894
Kraft Foods Inc. 2.25% 2017	4,725	4,755
Kraft Foods Inc. 3.50% 2022	23,285	24,774
Kraft Heinz Co. 4.375% 2046	26,760	28,506
Kroger Co. 2.60% 2021	6,100	6,280
Kroger Co. 3.50% 2026	16,135	17,381
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,803
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,646
Molson Coors Brewing Co. 1.45% 2019	7,465	7,448
Molson Coors Brewing Co. 2.10% 2021	11,385	11,503
Molson Coors Brewing Co. 3.00% 2026	17,755	17,926
Molson Coors Brewing Co. 4.20% 2046	10,475	10,990
PepsiCo, Inc. 7.90% 2018	15,000	17,018
Pernod Ricard SA 2.95% 2017[3]	35,500	35,651
Pernod Ricard SA 4.45% 2022[3]	9,600	10,602
Philip Morris International Inc. 1.875% 2021	25,020	25,270
Philip Morris International Inc. 3.25% 2024	24,300	25,947
Philip Morris International Inc. 3.375% 2025	34,830	37,651
Philip Morris International Inc. 2.75% 2026	5,750	5,909
Philip Morris International Inc. 4.25% 2044	17,085	19,062
Reynolds American Inc. 2.30% 2018	5,900	5,985
Reynolds American Inc. 3.25% 2022	11,420	11,795
Reynolds American Inc. 4.00% 2022	6,695	7,283
Reynolds American Inc. 4.85% 2023	12,000	13,761
American Balanced Fund — Page 15 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.45% 2025	$34,365	$38,431
Reynolds American Inc. 5.70% 2035	1,555	1,931
Reynolds American Inc. 6.15% 2043	1,975	2,619
Reynolds American Inc. 5.85% 2045	32,595	42,474
SABMiller Holdings Inc. 2.45% 2017[3]	20,245	20,307
SABMiller Holdings Inc. 2.20% 2018[3]	18,700	18,953
The JM Smucker Co. 3.00% 2022	4,985	5,228
The JM Smucker Co. 3.50% 2025	21,040	22,587
The JM Smucker Co. 4.375% 2045	12,885	14,323
Walgreens Boots Alliance, Inc. 2.60% 2021	23,146	23,714
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	21,175
Walgreens Boots Alliance, Inc. 3.45% 2026	17,660	18,382
Wal-Mart Stores, Inc. 3.30% 2024	12,295	13,429
WM. Wrigley Jr. Co 3.375% 2020[3]	22,500	23,840
		893,396
Information technology 0.74%
Alphabet Inc. 1.998% 2026	66,000	65,298
Apple Inc. 1.55% 2021	43,665	43,576
Apple Inc. 2.25% 2021	23,000	23,609
Apple Inc. 2.45% 2026	58,440	58,708
Apple Inc. 3.85% 2046	18,535	18,926
Cisco Systems, Inc. 1.85% 2021	30,025	30,242
Cisco Systems, Inc. 2.20% 2023	10,000	10,089
Cisco Systems, Inc. 2.50% 2026	10,000	10,129
Dell Inc. 4.42% 2021[3]	50,695	53,041
Harris Corp. 3.832% 2025	6,615	7,019
Harris Corp. 4.854% 2035	8,245	9,102
Intel Corp. 3.70% 2025	22,000	24,448
Intel Corp. 2.60% 2026	8,100	8,267
Intel Corp. 4.90% 2045	14,540	17,487
International Business Machines Corp. 3.45% 2026	5,900	6,392
KLA-Tencor Corp. 4.65% 2024	10,000	11,013
Microsoft Corp. 1.55% 2021	59,365	59,152
Microsoft Corp. 3.125% 2025	10,000	10,656
Microsoft Corp. 2.40% 2026	62,500	62,620
Microsoft Corp. 4.20% 2035	18,000	20,203
Microsoft Corp. 3.70% 2046	35,500	36,056
Oracle Corp. 2.375% 2019	17,500	17,949
Oracle Corp. 2.80% 2021	6,100	6,377
Oracle Corp. 2.65% 2026	8,400	8,404
QUALCOMM Inc. 3.45% 2025	16,400	17,495
Visa Inc. 2.80% 2022	23,000	24,134
Visa Inc. 3.15% 2025	49,000	51,852
Visa Inc. 4.30% 2045	10,000	11,618
		723,862
Real estate 0.64%
Alexandria Real Estate Equities, Inc. 4.30% 2026	15,720	16,994
American Campus Communities, Inc. 3.35% 2020	16,070	16,746
American Campus Communities, Inc. 3.75% 2023	7,915	8,297
American Campus Communities, Inc. 4.125% 2024	14,235	15,219
American Tower Corp. 3.40% 2019	13,550	14,086
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,961
American Balanced Fund — Page 16 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Boston Properties, Inc. 3.70% 2018	$20,000	$20,845
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,677
Corporate Office Properties LP 3.60% 2023	12,100	12,116
Corporate Office Properties LP 5.25% 2024	30,030	32,674
Corporate Office Properties LP 5.00% 2025	6,735	7,259
DDR Corp. 3.50% 2021	7,000	7,266
DDR Corp. 3.625% 2025	15,075	15,276
DDR Corp. 4.25% 2026	7,370	7,806
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,651
EPR Properties 4.50% 2025	4,460	4,530
ERP Operating LP 4.75% 2020	12,000	13,179
Essex Portfolio L.P. 3.875% 2024	21,515	22,857
Essex Portfolio L.P. 3.50% 2025	21,965	22,723
Essex Portfolio L.P. 3.375% 2026	2,395	2,455
HCP, Inc. 5.375% 2021	15,000	16,820
Hospitality Properties Trust 6.70% 2018	23,400	24,312
Hospitality Properties Trust 4.25% 2021	30,925	33,019
Hospitality Properties Trust 5.00% 2022	4,350	4,728
Hospitality Properties Trust 4.50% 2023	11,630	12,027
Hospitality Properties Trust 5.25% 2026	7,900	8,373
Kimco Realty Corp. 3.40% 2022	15,690	16,553
Kimco Realty Corp. 3.125% 2023	11,705	12,056
Kimco Realty Corp. 2.80% 2026	20,690	20,570
Prologis, Inc. 4.25% 2023	20,000	22,154
Prologis, Inc. 3.75% 2025	16,940	18,270
Scentre Group 2.375% 2019[3]	14,845	15,066
Scentre Group 2.375% 2021[3]	20,430	20,690
Scentre Group 3.25% 2025[3]	11,492	11,728
Scentre Group 3.50% 2025[3]	20,415	21,243
Select Income REIT 3.60% 2020	8,000	8,130
Select Income REIT 4.50% 2025	4,690	4,746
Simon Property Group, LP 1.50% 2018[3]	13,825	13,870
Simon Property Group, LP 3.30% 2026	14,600	15,457
WEA Finance LLC 2.70% 2019[3]	5,395	5,534
WEA Finance LLC 3.25% 2020[3]	32,500	33,894
WEA Finance LLC 3.75% 2024[3]	22,800	24,018
Weingarten Realty Investors 3.25% 2026	1,645	1,651
		630,526
Telecommunication services 0.56%
AT&T Inc. 1.051% 2017[5]	8,000	8,009
AT&T Inc. 2.80% 2021	54,500	56,138
AT&T Inc. 3.00% 2022	30,000	30,885
AT&T Inc. 3.60% 2023	18,400	19,428
AT&T Inc. 4.125% 2026	25,100	27,191
AT&T Inc. 4.50% 2035	21,760	22,979
AT&T Inc. 4.30% 2042	1,962	1,947
AT&T Inc. 4.35% 2045	9,691	9,589
AT&T Inc. 4.75% 2046	3,006	3,175
British Telecommunications PLC 2.35% 2019	13,285	13,545
Deutsche Telekom International Finance BV 1.95% 2021[3]	10,000	10,004
Deutsche Telekom International Finance BV 2.485% 2023[3]	20,900	20,975
Deutsche Telekom International Finance BV 9.25% 2032	9,993	16,214
France Télécom 4.125% 2021	20,000	22,181
American Balanced Fund — Page 17 of 35

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
France Télécom 9.00% 2031	$1,690	$2,705
Orange SA 2.75% 2019	14,870	15,315
Orange SA 5.50% 2044	14,000	17,567
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,359
Verizon Communications Inc. 1.375% 2019	20,430	20,344
Verizon Communications Inc. 1.75% 2021	9,545	9,452
Verizon Communications Inc. 3.00% 2021	5,674	5,944
Verizon Communications Inc. 2.625% 2026	47,000	46,216
Verizon Communications Inc. 4.272% 2036	66,849	70,023
Verizon Communications Inc. 6.25% 2037	20,000	25,451
Verizon Communications Inc. 4.125% 2046	52,753	53,131
		543,767
Industrials 0.42%
3M Co. 1.625% 2021	15,000	15,063
3M Co. 2.25% 2026	10,000	10,000
3M Co. 3.125% 2046	10,000	9,864
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[6]	9,323	10,174
Canadian National Railway Co. 3.20% 2046	17,110	16,937
Caterpillar Inc. 1.70% 2021	20,500	20,317
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	1,235	1,264
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	723	736
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	4,495	4,760
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[6]	2,245	2,407
ERAC USA Finance Co. 2.80% 2018[3]	9,900	10,129
FedEx Corp. 4.75% 2045	65,685	75,268
Fortive Corp. 1.80% 2019[3]	8,000	8,027
Fortive Corp. 2.35% 2021[3]	6,505	6,573
General Electric Capital Corp. 2.342% 2020	18,286	18,794
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,913
General Electric Co. 2.70% 2022	11,000	11,452
General Electric Co. 4.125% 2042	11,000	12,098
General Electric Corp. 5.25% 2017	11,000	11,528
Lockheed Martin Corp. 3.10% 2023	4,710	4,977
Lockheed Martin Corp. 3.55% 2026	48,050	52,054
Lockheed Martin Corp. 4.70% 2046	11,490	13,745
Siemens AG 1.70% 2021[3]	25,500	25,326
Southwest Airlines Co. 2.75% 2019	6,255	6,462
Union Pacific Corp. 5.70% 2018	11,150	12,078
United Technologies Corp. 3.10% 2022	30,000	32,217
Waste Management, Inc. 2.90% 2022	15,000	15,764
		410,927
Materials 0.23%
Agrium Inc. 4.125% 2035	7,820	7,727
BHP Billiton Finance Ltd. 6.25% 2075[3]	3,175	3,445
BHP Billiton Finance Ltd. 6.75% 2075[3]	12,825	14,556
Chevron Phillips Chemical Company LLC 2.45% 2020[3]	16,880	17,048
CRH America, Inc. 3.875% 2025[3]	7,700	8,279
Eastman Chemical Co. 2.70% 2020	21,000	21,559
Eastman Chemical Co. 3.80% 2025	9,800	10,398
Ecolab Inc. 3.00% 2016	9,410	9,443
Ecolab Inc. 4.35% 2021	1,000	1,124
Ecolab Inc. 3.25% 2023	12,470	13,012
American Balanced Fund — Page 18 of 35

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Ecolab Inc. 5.50% 2041	$1,500	$1,883
Georgia-Pacific Corp. 2.539% 2019[3]	21,000	21,475
Holcim Ltd. 5.15% 2023[3]	12,500	14,151
International Paper Co. 3.65% 2024	8,500	8,960
International Paper Co. 7.30% 2039	8,425	11,210
Monsanto Co. 3.375% 2024	10,000	10,385
Monsanto Co. 4.40% 2044	13,090	13,646
Mosaic Co. 5.625% 2043	4,000	4,320
Packaging Corp. of America 4.50% 2023	610	671
Praxair, Inc. 1.05% 2017	16,000	15,997
Praxair, Inc. 2.25% 2020	12,034	12,422
Rohm and Haas Co. 6.00% 2017	5,003	5,214
		226,925
Total corporate bonds & notes		12,319,925
Mortgage-backed obligations 6.79%
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,6]	750	752
Aventura Mall Trust, Series A, 3.743% 2032[3,5,6]	9,200	9,894
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A4, 5.889% 2044[5,6]	104	104
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.723% 2049[5,6]	7,878	7,974
Banc of America Commercial Mortgage Inc., Series 2007-2, Class AM, 5.801% 2049[5,6]	4,100	4,171
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 6.005% 2051[5,6]	1,250	1,289
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.436% 2051[5,6]	21,514	22,332
Bank of Nova Scotia 1.75% 2017[3,6]	65,625	65,834
Bank of Nova Scotia 2.125% 2019[6]	16,225	16,533
Barclays Bank PLC 2.25% 2017[3,6]	2,850	2,872
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65% 2050[5,6]	1,485	1,526
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[5,6]	8,697	8,937
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[5,6]	6,425	6,645
Bellemeade Re Ltd., Series 2015-1-A, Class M1, 3.025% 2025[1,3,5,6]	9,127	9,150
Caisse Centrale Desjardins 1.60% 2017[3,6]	600	601
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.87% 2033[5,6]	1,853	1,873
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[6]	3,370	3,521
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617% 2048[6]	895	894
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[6]	2,167	2,166
Commercial Mortgage Trust, Series 2007-C9, Class A1A, 6.007% 2049[5,6]	872	892
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[6]	15,265	16,838
Commonwealth Bank of Australia 2.25% 2017[3,6]	675	679
Commonwealth Bank of Australia 1.875% 2018[3,6]	5,700	5,758
Commonwealth Bank of Australia 2.00% 2019[3,6]	23,500	23,827
Connecticut Avenue Securities, Series 2013-C01, Class M1, 2.525% 2023[3,5,6]	408	413
Connecticut Avenue Securities, Series 2014-C01, Class M1, 2.125% 2024[3,5,6]	999	1,009
Connecticut Avenue Securities, Series 2015-C01, Class 1M1, 2.025% 2025[5,6]	721	723
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	19,570	20,626
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,6]	800	800
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[6]	589	649
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[6]	387	422
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[6]	538	580
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[6]	891	954
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[6]	2,541	2,594
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A1A1, 5.881% 2039[5,6]	13,875	14,038
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[5,6]	12,592	12,884
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.617% 2048[6]	5,600	6,041
American Balanced Fund — Page 19 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,6]	$182	$184
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,6]	9,500	10,513
DNB ASA 1.45% 2019[3,6]	925	927
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.367% 2031[3,5,6]	9,329	9,311
Fannie Mae 11.00% 2018[6]	7	7
Fannie Mae 4.50% 2025[6]	3,876	4,123
Fannie Mae 4.50% 2025[6]	3,020	3,099
Fannie Mae 2.50% 2027[6]	25,605	26,596
Fannie Mae 2.50% 2027[6]	24,393	25,300
Fannie Mae 2.50% 2027[6]	1,629	1,691
Fannie Mae 2.50% 2027[6]	1,614	1,678
Fannie Mae 2.50% 2027[6]	1,239	1,287
Fannie Mae 2.50% 2027[6]	899	933
Fannie Mae 2.50% 2027[6]	791	822
Fannie Mae 2.50% 2027[6]	729	757
Fannie Mae 2.50% 2028[6]	19,480	20,217
Fannie Mae 2.50% 2028[6]	4,536	4,705
Fannie Mae 2.50% 2028[6]	2,429	2,519
Fannie Mae 2.50% 2028[6]	2,212	2,299
Fannie Mae 2.50% 2028[6]	2,006	2,080
Fannie Mae 2.50% 2028[6]	1,358	1,410
Fannie Mae 2.50% 2028[6]	831	862
Fannie Mae 2.50% 2028[6]	667	691
Fannie Mae 2.50% 2028[6]	330	343
Fannie Mae 2.50% 2031[6,7]	376,925	389,749
Fannie Mae 2.50% 2031[6,7]	202,300	208,780
Fannie Mae 3.00% 2031[6,7]	150,000	157,280
Fannie Mae 5.50% 2033[6]	2,967	3,365
Fannie Mae 5.50% 2033[6]	2,673	3,034
Fannie Mae 5.50% 2033[6]	302	342
Fannie Mae 4.50% 2034[6]	10,142	11,132
Fannie Mae 3.00% 2035[6]	36,351	38,185
Fannie Mae 3.50% 2035[6]	68,904	73,333
Fannie Mae 3.50% 2035[6]	54,344	57,694
Fannie Mae 3.50% 2035[6]	42,460	45,145
Fannie Mae 3.50% 2035[6]	37,067	39,458
Fannie Mae 3.50% 2035[6]	30,714	32,656
Fannie Mae 3.50% 2035[6]	11,409	12,127
Fannie Mae 3.50% 2035[6]	579	616
Fannie Mae 5.00% 2035[6]	1,077	1,203
Fannie Mae 5.50% 2035[6]	1,225	1,390
Fannie Mae 5.50% 2035[6]	709	814
Fannie Mae 6.50% 2035[6]	2,700	3,210
Fannie Mae 5.50% 2036[6]	256	292
Fannie Mae 5.50% 2036[6]	205	234
Fannie Mae 6.00% 2036[6]	739	847
Fannie Mae 6.00% 2037[6]	9,775	11,368
Fannie Mae 6.50% 2037[6]	1,897	2,214
Fannie Mae 6.50% 2037[6]	1,723	1,927
Fannie Mae 6.50% 2037[6]	883	986
Fannie Mae 7.00% 2037[6]	426	473
Fannie Mae 7.00% 2037[6]	396	440
Fannie Mae 7.00% 2037[6]	186	207
Fannie Mae 5.50% 2038[6]	527	597
American Balanced Fund — Page 20 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.50% 2038[6]	$2,753	$3,212
Fannie Mae 5.50% 2039[6]	81	92
Fannie Mae 6.00% 2039[6]	13,095	15,038
Fannie Mae 4.00% 2040[6]	3,664	3,999
Fannie Mae 4.50% 2040[6]	15,962	17,517
Fannie Mae 4.50% 2040[6]	13,260	14,583
Fannie Mae 4.50% 2040[6]	10,448	11,474
Fannie Mae 5.00% 2040[6]	11,949	13,295
Fannie Mae 5.00% 2040[6]	2,742	3,066
Fannie Mae 5.00% 2040[6]	1,563	1,740
Fannie Mae 5.00% 2040[6]	1,120	1,244
Fannie Mae 4.00% 2041[6]	12,389	13,498
Fannie Mae 4.00% 2041[6]	9,566	10,421
Fannie Mae 4.00% 2041[6]	9,366	10,090
Fannie Mae 4.00% 2041[6]	5,812	6,342
Fannie Mae 4.00% 2041[6]	3,478	3,795
Fannie Mae 4.00% 2041[6]	2,698	2,944
Fannie Mae 4.00% 2041[6]	1,855	2,038
Fannie Mae 4.50% 2041[6]	8,317	9,151
Fannie Mae 5.00% 2041[6]	2,393	2,667
Fannie Mae 5.00% 2041[6]	1,847	2,051
Fannie Mae 5.00% 2041[6]	1,684	1,875
Fannie Mae 5.00% 2041[6]	1,620	1,803
Fannie Mae 5.00% 2041[6]	1,510	1,681
Fannie Mae 5.00% 2041[6]	1,501	1,666
Fannie Mae 5.00% 2041[6]	1,186	1,321
Fannie Mae 5.00% 2041[6]	864	963
Fannie Mae 5.00% 2041[6]	583	651
Fannie Mae 5.00% 2041[6]	538	599
Fannie Mae 5.00% 2041[6]	438	487
Fannie Mae 5.00% 2041[6]	289	322
Fannie Mae 5.00% 2041[6]	263	294
Fannie Mae 5.00% 2041[6]	165	184
Fannie Mae 5.00% 2041[6]	141	157
Fannie Mae 5.00% 2041[6]	94	104
Fannie Mae 5.00% 2041[6]	39	43
Fannie Mae 5.00% 2041[6]	35	39
Fannie Mae 5.00% 2041[6]	30	33
Fannie Mae 3.50% 2042[6]	22,079	23,392
Fannie Mae 4.00% 2042[6]	28,068	30,637
Fannie Mae 4.00% 2042[6]	14,328	15,618
Fannie Mae 4.00% 2042[6]	9,560	10,431
Fannie Mae 4.00% 2042[6]	9,310	10,231
Fannie Mae 4.00% 2042[6]	7,536	8,214
Fannie Mae 4.00% 2042[6]	3,191	3,459
Fannie Mae 4.00% 2042[6]	2,355	2,554
Fannie Mae 5.00% 2042[6]	255	284
Fannie Mae 3.00% 2043[6]	31,179	32,498
Fannie Mae 3.00% 2043[6]	30,489	31,780
Fannie Mae 3.00% 2043[6]	18,039	18,809
Fannie Mae 3.00% 2043[6]	17,445	18,185
Fannie Mae 3.00% 2043[6]	16,842	17,556
Fannie Mae 3.00% 2043[6]	13,800	14,384
Fannie Mae 3.00% 2043[6]	13,702	14,282
Fannie Mae 3.00% 2043[6]	13,576	14,148
American Balanced Fund — Page 21 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2043[6]	$11,206	$11,674
Fannie Mae 3.00% 2043[6]	9,350	9,746
Fannie Mae 3.00% 2043[6]	7,122	7,423
Fannie Mae 3.00% 2043[6]	3,940	4,107
Fannie Mae 3.00% 2043[6]	3,913	4,078
Fannie Mae 3.00% 2043[6]	3,871	4,034
Fannie Mae 3.00% 2043[6]	3,770	3,930
Fannie Mae 3.50% 2043[6]	30,884	32,711
Fannie Mae 3.50% 2043[6]	19,663	20,761
Fannie Mae 3.50% 2043[6]	15,185	16,090
Fannie Mae 3.50% 2043[6]	5,491	5,818
Fannie Mae 3.50% 2043[6]	2,537	2,696
Fannie Mae 3.50% 2043[6]	1,741	1,844
Fannie Mae 4.00% 2043[6]	14,626	15,972
Fannie Mae 4.00% 2043[6]	8,869	9,664
Fannie Mae 4.00% 2043[6]	4,018	4,365
Fannie Mae 4.00% 2043[6]	2,753	3,023
Fannie Mae 4.00% 2043[6]	2,712	2,979
Fannie Mae 4.00% 2043[6]	939	1,032
Fannie Mae 4.00% 2043[6]	573	633
Fannie Mae 4.00% 2043[6]	532	584
Fannie Mae 4.00% 2043[6]	500	549
Fannie Mae 4.00% 2043[6]	441	486
Fannie Mae 4.00% 2043[6]	372	406
Fannie Mae 4.50% 2043[6]	16,134	17,732
Fannie Mae 3.50% 2044[6]	20,469	21,604
Fannie Mae 3.50% 2044[6]	19,186	20,249
Fannie Mae 3.50% 2044[6]	1,985	2,095
Fannie Mae 3.50% 2045[6]	22,649	24,168
Fannie Mae 4.00% 2045[6]	84,144	91,740
Fannie Mae 4.00% 2045[6]	77,772	84,793
Fannie Mae 4.00% 2045[6]	63,145	67,917
Fannie Mae 4.00% 2045[6]	42,523	46,364
Fannie Mae 4.00% 2045[6]	38,326	41,791
Fannie Mae 4.00% 2045[6]	25,205	27,484
Fannie Mae 4.00% 2045[6]	18,271	19,924
Fannie Mae 4.00% 2045[6]	15,281	16,434
Fannie Mae 3.00% 2046[6,7]	2,230	2,313
Fannie Mae 3.50% 2046[6,7]	95,465	100,753
Fannie Mae 3.50% 2046[6]	78,633	83,024
Fannie Mae 3.50% 2046[6]	70,603	74,512
Fannie Mae 3.50% 2046[6]	30,214	32,235
Fannie Mae 3.50% 2046[6,7]	19,855	20,930
Fannie Mae 3.50% 2046[6]	11,867	12,560
Fannie Mae 4.00% 2046[6,7]	134,750	144,567
Fannie Mae 4.00% 2046[6]	129,408	139,179
Fannie Mae 4.00% 2046[6]	32,904	35,370
Fannie Mae 4.00% 2046[6,7]	11,000	11,815
Fannie Mae 4.00% 2046[6]	5,043	5,474
Fannie Mae 4.00% 2046[6]	4,401	4,747
Fannie Mae 4.50% 2046[6]	5,112	5,619
Fannie Mae 4.50% 2046[6]	3,044	3,346
Fannie Mae 6.50% 2047[6]	216	245
Fannie Mae 6.50% 2047[6]	120	136
Fannie Mae 6.50% 2047[6]	80	91
American Balanced Fund — Page 22 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2047[6]	$239	$274
Fannie Mae 7.00% 2047[6]	129	148
Fannie Mae 7.00% 2047[6]	105	120
Fannie Mae 7.00% 2047[6]	89	102
Fannie Mae 7.00% 2047[6]	11	12
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.763% 2017[5,6]	5,510	5,513
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[6]	11,374	11,413
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[6]	21,843	22,603
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[6]	14,000	14,650
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[5,6]	19,245	20,856
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.367% 2023[5,6]	16,000	17,239
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[5,6]	16,585	18,263
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[5,6]	16,865	18,160
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[5,6]	18,000	19,805
Fannie Mae, Series 2001-4, Class NA, 9.669% 2025[5,6]	5	6
Fannie Mae, Series 2001-20, Class D, 11.003% 2031[5,6]	1	1
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[6]	1,243	1,121
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[6]	244	287
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	160	185
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	310	364
Fannie Mae, Series 2002-W1, Class 2A, 6.191% 2042[5,6]	335	395
Freddie Mac 5.00% 2023[6]	2,594	2,794
Freddie Mac 5.00% 2023[6]	1,862	2,004
Freddie Mac 5.00% 2023[6]	1,134	1,222
Freddie Mac 5.00% 2023[6]	570	615
Freddie Mac 5.00% 2023[6]	535	578
Freddie Mac 5.00% 2023[6]	384	413
Freddie Mac 5.00% 2024[6]	3,371	3,617
Freddie Mac 6.50% 2027[6]	572	656
Freddie Mac 6.50% 2027[6]	294	339
Freddie Mac 6.50% 2027[6]	86	100
Freddie Mac 6.50% 2028[6]	343	396
Freddie Mac 3.50% 2034[6]	59,257	63,104
Freddie Mac 3.00% 2035[6]	3,491	3,668
Freddie Mac 3.00% 2035[6]	3,439	3,611
Freddie Mac 3.50% 2035[6]	53,777	57,327
Freddie Mac 3.50% 2035[6]	46,745	49,707
Freddie Mac 3.50% 2035[6]	34,958	37,181
Freddie Mac 3.50% 2035[6]	34,801	37,006
Freddie Mac 3.50% 2035[6]	24,305	25,912
Freddie Mac 3.50% 2035[6]	11,900	12,689
Freddie Mac 3.50% 2035[6]	11,772	12,547
Freddie Mac 3.50% 2035[6]	9,427	10,054
Freddie Mac 5.50% 2037[6]	351	397
Freddie Mac 5.50% 2037[6]	69	79
Freddie Mac 5.50% 2038[6]	223	253
Freddie Mac 5.50% 2038[6]	88	99
Freddie Mac 6.00% 2038[6]	1,478	1,693
Freddie Mac 6.00% 2038[6]	203	232
Freddie Mac 5.50% 2039[6]	346	393
Freddie Mac 2.725% 2040[5,6]	71	75
Freddie Mac 4.50% 2040[6]	12,190	13,375
Freddie Mac 4.50% 2040[6]	729	802
Freddie Mac 4.50% 2041[6]	1,910	2,102
Freddie Mac 4.50% 2041[6]	1,670	1,837
American Balanced Fund — Page 23 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2041[6]	$732	$806
Freddie Mac 4.50% 2041[6]	538	591
Freddie Mac 4.50% 2041[6]	320	351
Freddie Mac 4.50% 2041[6]	115	126
Freddie Mac 5.00% 2041[6]	634	706
Freddie Mac 3.50% 2042[6]	1,855	1,964
Freddie Mac 4.00% 2042[6]	15,924	17,257
Freddie Mac 3.50% 2043[6]	1,565	1,658
Freddie Mac 4.00% 2043[6]	2,380	2,593
Freddie Mac 4.00% 2043[6]	989	1,077
Freddie Mac 4.00% 2043[6]	935	1,019
Freddie Mac 4.00% 2043[6]	750	823
Freddie Mac 4.00% 2043[6]	452	498
Freddie Mac 3.50% 2044[6]	35,296	37,378
Freddie Mac 4.00% 2044[6]	7,089	7,728
Freddie Mac 3.50% 2045[6]	42,833	46,081
Freddie Mac 4.00% 2045[6]	88,401	96,369
Freddie Mac 4.00% 2045[6]	41,157	45,186
Freddie Mac 4.00% 2045[6]	23,746	26,070
Freddie Mac 4.00% 2045[6]	13,860	15,109
Freddie Mac 3.50% 2046[6]	282,105	297,781
Freddie Mac 3.50% 2046[6]	129,171	136,404
Freddie Mac 3.50% 2046[6]	46,686	49,300
Freddie Mac 3.50% 2046[6]	20,689	21,865
Freddie Mac 4.00% 2046[6]	234,349	251,801
Freddie Mac 4.00% 2046[6]	113,057	121,350
Freddie Mac 4.00% 2046[6,7]	30,000	32,112
Freddie Mac 4.00% 2046[6]	29,175	31,343
Freddie Mac 4.00% 2046[6]	10,836	11,745
Freddie Mac 4.00% 2046[6]	2,516	2,726
Freddie Mac 4.50% 2046[6]	3,764	4,142
Freddie Mac 4.50% 2046[6]	2,924	3,217
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[6]	7,560	8,091
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[6]	2,739	2,758
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[6]	16,000	16,490
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[6]	16,555	17,229
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[6]	15,904	16,782
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[6]	23,000	24,814
Freddie Mac, Series 2013-DN2, Class M1, 1.975% 2023[5,6]	4,575	4,604
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[6]	1,075	1,121
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[6]	7,412	7,664
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[5,6]	16,500	18,299
Freddie Mac, Series 2013-DN1, Class M1, 3.925% 2023[5,6]	6,196	6,324
Freddie Mac, Series 2014-DN2, Class M1, 1.375% 2024[5,6]	227	227
Freddie Mac, Series 2014-DN1, Class M1, 1.525% 2024[5,6]	3,183	3,191
Freddie Mac, Series 2014-HQ2, Class M1, 1.975% 2024[5,6]	7,501	7,546
Freddie Mac, Series 2014-DN2, Class M2, 2.175% 2024[5,6]	11,535	11,656
Freddie Mac, Series 2014-HQ1, Class M1, 2.175% 2024[5,6]	566	567
Freddie Mac, Series 2014-HQ2, Class M2, 2.725% 2024[5,6]	21,320	21,922
Freddie Mac, Series 2014-DN4, Class M2, 2.925% 2024[5,6]	3,741	3,767
Freddie Mac, Series 2014-HQ1, Class M2, 3.025% 2024[5,6]	11,100	11,297
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[6]	36,400	39,405
Freddie Mac, Series 2015-HQ2, Class M1, 1.625% 2025[5,6]	2,000	2,005
Freddie Mac, Series K056, Class A1, multifamily 2.20% 2025[6]	23,954	24,446
Freddie Mac, Series 2015-HQ2, Class M2, 2.475% 2025[5,6]	11,200	11,475
American Balanced Fund — Page 24 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[6]	$13,505	$14,381
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[6]	20,000	22,079
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[5,6]	11,440	12,633
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[6]	30,000	31,405
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[6]	18,900	19,943
Freddie Mac, Series 2015-HQA-2, Class M1, 1.675% 2028[5,6]	1,573	1,575
Freddie Mac, Series T-041, Class 3A, 5.853% 2032[5,6]	1,616	1,844
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	3,173	2,870
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	2,152	1,963
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	3,760	4,234
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[5,6]	2,707	2,705
Government National Mortgage Assn. 10.00% 2021[6]	74	82
Government National Mortgage Assn. 6.00% 2038[6]	8,565	9,780
Government National Mortgage Assn. 6.50% 2038[6]	4,423	5,119
Government National Mortgage Assn. 4.00% 2039[6]	1,924	2,069
Government National Mortgage Assn. 4.00% 2039[6]	1,646	1,769
Government National Mortgage Assn. 4.00% 2039[6]	1,041	1,119
Government National Mortgage Assn. 4.00% 2040[6]	13,735	15,086
Government National Mortgage Assn. 4.00% 2040[6]	10,210	11,092
Government National Mortgage Assn. 4.00% 2040[6]	3,131	3,377
Government National Mortgage Assn. 4.00% 2040[6]	2,924	3,213
Government National Mortgage Assn. 4.00% 2040[6]	2,849	3,114
Government National Mortgage Assn. 4.00% 2040[6]	1,551	1,668
Government National Mortgage Assn. 4.00% 2040[6]	1,515	1,631
Government National Mortgage Assn. 4.00% 2041[6]	21,136	22,800
Government National Mortgage Assn. 4.00% 2041[6]	2,649	2,859
Government National Mortgage Assn. 4.00% 2041[6]	1,561	1,684
Government National Mortgage Assn. 4.00% 2041[6]	336	362
Government National Mortgage Assn. 4.50% 2043[6]	2,870	3,103
Government National Mortgage Assn. 4.00% 2044[6]	213	228
Government National Mortgage Assn. 4.00% 2045[6]	28,208	30,232
Government National Mortgage Assn. 4.50% 2045[6]	90,013	97,311
Government National Mortgage Assn. 4.50% 2045[6]	82,468	89,155
Government National Mortgage Assn. 4.50% 2045[6]	54,589	59,146
Government National Mortgage Assn. 4.50% 2045[6]	39,638	42,851
Government National Mortgage Assn. 4.50% 2045[6]	38,588	41,716
Government National Mortgage Assn. 4.50% 2045[6]	23,775	25,702
Government National Mortgage Assn. 3.00% 2046[6,7]	14,000	14,640
Government National Mortgage Assn. 5.082% 2061[6]	1,367	1,437
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A1A, 5.426% 2039[6]	2,672	2,684
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% 2039[6]	23,552	23,587
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[6]	33,759	34,516
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.988% 2045[5,6]	2,997	3,049
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[6]	5,000	5,446
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,6]	14,110	14,123
Hilton USA Trust, Series 2013-HLF, Class BFX, 3.367% 2030[3,6]	4,325	4,330
Hilton USA Trust, Series 2013-HLF, Class CFX, 3.714% 2030[3,6]	1,250	1,251
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A2, 3.673% 2046[3,6]	70	70
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047[6]	2,823	2,824
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[6]	15,596	15,645
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[5,6]	3,420	3,440
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A1A, 5.439% 2049[6]	4,816	4,858
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.881% 2049[5,6]	34,498	35,080
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.881% 2049[5,6]	24,778	25,134
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[6]	17,080	17,535
American Balanced Fund — Page 25 of 35

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A1A, 5.85% 2051[5,6]	$11,906	$12,203
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	9,549	10,302
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 6.069% 2044[5,6]	6,074	6,200
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.387% 2040[6]	40,479	40,881
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[6]	16,981	17,123
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[5,6]	2,675	2,718
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[5,6]	24,060	24,890
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.368% 2045[5,6]	11,575	12,080
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.008% 2050[5,6]	7,727	7,861
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.069% 2049[5,6]	9,728	9,942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[6]	4,000	4,328
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[6]	3,380	3,553
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,6]	14,570	15,481
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[6]	11,948	11,947
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 2044[6]	4,500	4,536
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.103% 2049[5,6]	16,678	17,126
National Australia Bank 2.00% 2017[3,6]	500	503
National Australia Bank 1.25% 2018[3,6]	14,120	14,161
National Australia Bank 2.00% 2019[3,6]	4,925	4,987
National Bank of Canada 2.20% 2016[3,6]	600	600
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[1,3,6]	5,217	5,213
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[1,3,6]	7,565	7,574
Nordea Eiendomskreditt AS 2.125% 2016[3,6]	700	700
Royal Bank of Canada 2.00% 2019[6]	3,550	3,591
Royal Bank of Canada 2.20% 2019[6]	37,700	38,458
Royal Bank of Canada 1.875% 2020[6]	18,000	18,202
Royal Bank of Canada 2.10% 2020[6]	5,000	5,087
Station Place Securitization Trust, Series 2016-1, Class A, 1.487% 2048[1,5,6]	16,000	16,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.624% 2048[1,3,5,6]	39,000	39,000
Swedbank AB 1.375% 2018[3,6]	925	926
Toronto-Dominion Bank 1.50% 2017[3,6]	65,000	65,137
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,5,6]	8,555	8,598
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342% 2043[6]	14,000	14,090
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50% 2047[6]	10,000	10,167
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.888% 2049[5,6]	31,635	32,160
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.158% 2051[5,6]	17,000	17,355
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.880% 2035[5,6]	6,353	6,515
Westpac Banking Corp. 2.45% 2016[3,6]	575	576
Westpac Banking Corp. 1.25% 2017[3,6]	800	801
Westpac Banking Corp. 1.375% 2018[3,6]	3,325	3,328
Westpac Banking Corp. 1.85% 2018[3,6]	8,300	8,382
Westpac Banking Corp. 2.00% 2019[3,6]	28,300	28,660
Westpac Banking Corp. 2.25% 2020[3,6]	12,500	12,752
Westpac Banking Corp. 2.00% 2021[3,6]	10,825	10,961
		6,653,458
Asset-backed obligations 1.36%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,6]	16,535	16,875
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,6]	55,500	56,033
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,6]	18,500	18,685
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,6]	11,665	11,817
Ally Master Owner Trust, Series 2014-4, Class A1, 0.842% 2019[5,6]	10,000	10,005
Ally Master Owner Trust, Series 2014-1, Class A1, 0.994% 2019[5,6]	6,985	6,992
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[6]	7,675	7,677
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[6]	13,510	13,571
American Balanced Fund — Page 26 of 35

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[6]	$262	$263
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15% 2019[6]	4,807	4,801
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[6]	9,728	9,724
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[6]	8,138	8,141
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[6]	3,190	3,279
ARI Fleet Lease Trust, Series 2014-A, Class A2, 0.81% 2022[3,6]	392	391
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[3,6]	9,340	9,340
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,6]	1,000	1,005
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,6]	11,037	11,085
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[3,6]	3,487	3,489
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[6]	19,600	19,655
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[6]	15,110	15,174
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[1,3,5,6]	4,160	3,918
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.528% 2021[1,3,5,6]	5,913	5,442
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[6]	11,259	11,275
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 2019[6]	55,000	55,017
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[6]	173,630	173,577
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.939% 2026[3,5,6]	9,148	9,146
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A3, 0.83% 2018[3,6]	302	302
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 2019[3,6]	20,734	20,748
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A4, 1.31% 2019[3,6]	4,150	4,155
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[3,6]	6,929	6,925
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[3,6]	2,465	2,463
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[3,6]	2,362	2,402
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.696% 2020[5,6]	8,000	8,105
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[6]	16,725	17,100
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[3,6]	4,197	4,093
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,6]	1,124	1,132
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,6]	1,484	1,482
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,6]	3,196	3,205
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,6]	1,778	1,779
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,6]	1,250	1,254
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,6]	10,350	10,428
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,6]	960	980
CWABS, Inc., Series 2004-BC1, Class M-1, 1.203% 2034[5,6]	2,249	2,152
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[6]	7,595	7,760
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,6]	4,251	4,259
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,6]	20,720	20,878
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,6]	7,910	7,995
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,6]	9,500	9,608
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,6]	20,790	21,174
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,6]	29,000	29,749
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,6]	3,825	3,827
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 2019[3,6]	3,690	3,697
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[3,6]	2,730	2,738
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,6]	1,805	1,803
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[3,6]	5,000	4,993
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,6]	5,212	5,204
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,6]	11,683	11,661
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[3,6]	7,795	7,807
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[6]	5,106	5,106
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018[6]	2,250	2,249
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[3,6]	4,250	4,335
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,6]	19,800	20,118
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,6]	26,380	27,045
American Balanced Fund — Page 27 of 35

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,6]	$50,000	$50,491
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,6]	47,270	48,415
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,6]	51,470	52,898
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 2020[6]	18,860	18,915
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[6]	22,500	22,498
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[6]	14,390	14,529
Hertz Fleet Lease Funding LP, Series 2014-1A, 0.918% 2028[3,5,6]	7,230	7,232
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,6]	23,840	23,780
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,6]	18,085	18,278
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6]	31,211	31,643
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,6]	1,263	1,279
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 2018[6]	7,448	7,447
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,6]	2,894	2,913
RAMP Trust, Series 2003-RS11, Class AI7, 4.828% 2033[6]	500	517
RAMP Trust, Series 2003-RZ4, Class A-7, 5.29% 2033[5,6]	111	115
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[6]	287	303
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[6]	766	766
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[6]	726	726
Santander Drive Auto Receivables Trust, Series 2014-5, Class A3, 1.15% 2019[6]	4,621	4,622
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[6]	7,054	7,071
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[6]	7,001	7,015
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[6]	5,833	5,849
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[6]	5,000	5,036
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[3,6]	975	984
Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.96% 2020[6]	4,500	4,524
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[6]	11,496	11,583
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[6]	1,065	1,075
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[6]	15,310	15,484
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[6]	5,555	5,645
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[6]	17,985	18,254
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[6]	125	127
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[6]	7,100	7,234
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,6]	2,100	2,145
Social Professional Loan Program LLC, Series 2015-C, Class A1, 1.574% 2035[3,5,6]	5,883	5,910
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,6]	21,879	22,497
South Carolina Student Loan Corp., Series 2014-1, Class A1, 1.207% 2030[5,6]	4,550	4,431
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.457% 2033[5,6]	12,240	11,848
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.957% 2035[5,6]	3,350	2,895
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,6]	2,878	2,781
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,6]	4,293	4,255
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[3,6]	14,648	14,364
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,6]	5,095	5,017
Trade Maps Ltd., 2013-1AA, 1.218% 2018[3,5,6]	12,320	12,301
Trade Maps Ltd., 2013-1AB, 1.768% 2018[3,5,6]	2,220	2,213
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017[6]	21	21
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[6]	3,510	3,570
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[6]	2,625	2,829
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,6]	18,945	19,012
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3 0.95% 2019[6]	31,428	31,388
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2, 1.17% 2018[3,6]	472	472
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[3,6]	4,500	4,593
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 1.004% 2022[5,6]	2,625	2,631
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[6]	7,588	7,596
		1,337,105
American Balanced Fund — Page 28 of 35

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes 0.90%	Principal amount (000)	Value (000)
CoBank, ACB 1.450% 2022[3,5]	$25,105	$24,038
Fannie Mae 0.875% 2018	10,000	10,009
Fannie Mae 1.00% 2019	40,000	39,996
Fannie Mae 1.00% 2019	15,000	15,027
Fannie Mae 1.25% 2021	40,000	39,906
Fannie Mae 1.375% 2021	15,000	15,107
Fannie Mae 2.625% 2024	42,145	45,228
Fannie Mae 2.125% 2026	45,510	46,504
Fannie Mae 6.25% 2029	4,000	5,790
Fannie Mae 0.875% 2019	60,000	59,859
Federal Farm Credit Banks 0.581% 2017[5]	31,250	31,269
Federal Home Loan Bank 0.875% 2018	77,140	77,214
Federal Home Loan Bank 0.875% 2018	50,000	50,008
Federal Home Loan Bank 0.875% 2019	123,500	123,122
Federal Home Loan Bank 1.875% 2020	25,660	26,397
Federal Home Loan Bank 1.125% 2021	30,000	29,817
Federal Home Loan Bank 3.375% 2023	16,840	18,848
Federal Home Loan Bank 5.50% 2036	600	878
Freddie Mac 0.75% 2018	38,120	38,080
Freddie Mac 0.75% 2018	22,612	22,604
Freddie Mac 1.125% 2019	15,000	15,080
Freddie Mac 0.875% 2019	100,000	99,729
Private Export Funding Corp. 3.55% 2024	25,897	29,110
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	16,217
		879,837
Bonds & notes of governments & government agencies outside the U.S. 0.26%
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	9,205	9,210
CPPIB Capital Inc. 1.25% 2019[3]	23,300	23,362
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	2,300	2,300
FMS Wertmanagement 1.625% 2018	5,000	5,059
Israel (State of) 3.15% 2023	35,000	37,335
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	9,026
Manitoba (Province of) 3.05% 2024	13,500	14,590
Ontario (Province of) 3.20% 2024	10,000	10,840
Spain (Kingdom of) 4.00% 2018[3]	54,950	56,860
Swedish Export Credit Corp. 2.875% 2023[3]	3,000	3,004
United Mexican States 3.60% 2025	32,600	33,904
United Mexican States 4.125% 2026	26,650	28,755
United Mexican States 5.55% 2045	15,000	17,456
		251,701
Municipals 0.19%
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,577
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	23,184
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,715	1,831
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	2,185	2,372
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,565	1,681
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	3,925	4,174
American Balanced Fund — Page 29 of 35

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	$175	$183
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,200
State of Georgia, Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2013-A, 3.00% 2043	55	56
State of Georgia, Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	2,105	2,231
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[6]	1,056	1,032
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.84% 2050 (put 2025)[5]	6,500	6,470
State of Iowa, Fin. Auth., Single Family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[6]	669	638
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,105	1,162
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	780	809
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	810	856
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	6,975	7,344
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	3,145	3,176
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,575	3,788
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	505	529
State of Michigan, City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 1.019% 2032[5]	5,000	4,508
State of Michigan, Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	9,000	9,408
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 1.199% 2030[5,6]	9,378	9,109
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[6]	1,143	1,103
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[6]	1,225	1,195
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	260	264
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	1,150	1,243
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	8,575	9,124
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	910	981
State of Mississippi, Home Corp., Single Family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	325	347
State of Missouri, Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	1,305	1,382
State of Missouri, Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,150	1,230
State of Montana, Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	1,535	1,620
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	255	260
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	380	386
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,910	2,020
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,600
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,007
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	3,100	3,348
State of Oklahoma, Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	730	787
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.953% 2029[5]	10,200	7,355
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	3,960	4,242
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	625	658
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,225	1,288
American Balanced Fund — Page 30 of 35

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	$1,695	$1,796
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	4,195	4,522
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	760	810
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	3,720	4,009
State of Washington, Housing Fin. Commission, Single Family Program Bonds, Series 2014-1-N, 3.00% 2037	550	565
State of Washington, Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	180	184
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	3,050	3,239
State of Wyoming, Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	910	988
		183,871
Miscellaneous 0.11%
Other bonds & notes in initial period of acquisition		105,659
Total bonds, notes & other debt instruments (cost: $37,217,576,000)		38,233,535
Short-term securities 4.12%
CAFCO, LLC 1.22% due 2/23/2017[3]	25,000	24,890
Chariot Funding, LLC 1.00% due 10/18/2016–1/17/2017[3]	50,000	49,920
Chevron Corp. 0.82% due 1/18/2017[3]	40,000	39,930
Ciesco LLC 0.85% due 11/10/2016[3]	25,000	24,982
Citibank, N.A. 0.00% due 11/15/2016	75,000	75,031
Coca-Cola Co. 0.68% due 12/6/2016[3]	60,000	59,943
Emerson Electric Co. 0.42% due 10/3/2016–10/4/2016[3]	41,200	41,198
ExxonMobil Corp. 0.44%–0.50% due 10/19/2016–11/17/2016	133,700	133,650
Federal Farm Credit Banks 0.47%–0.61% due 11/10/2016–7/6/2017	379,000	378,190
Federal Home Loan Bank 0.27%–0.55% due 10/24/2016–5/26/2017	1,834,800	1,832,044
Freddie Mac 0.37%–0.41% due 12/5/2016–12/19/2016	100,000	99,943
Intel Corp. 0.47% due 10/25/2016	50,000	49,985
Jupiter Securitization Co., LLC 0.85% due 1/9/2017[3]	43,000	42,884
Microsoft Corp. 0.54% due 11/29/2016[3]	115,000	114,901
PepsiCo Inc. 0.39% due 10/7/2016[3]	30,900	30,898
Pfizer Inc. 0.67%–0.68% due 10/17/2016–12/19/2016[3]	72,000	71,932
Private Export Funding Corp. 0.69% due 12/14/2016[3]	35,800	35,754
Svenska Handelsbanken Inc. 1.02% due 2/21/2017[3]	50,000	49,789
U.S. Treasury Bills 0.15%–0.45% due 10/27/2016–2/23/2017	396,400	396,106
United Parcel Service Inc. 0.60% due 12/1/2016[3]	50,000	49,955
Wal-Mart Stores, Inc. 0.43% due 10/25/2016[3]	35,000	34,990
Wells Fargo Bank, N.A. 0.86%–1.01% due 11/4/2016–1/18/2017	300,000	300,046
Westpac Banking Corp. 1.04% due 2/15/2017[3]	100,000	99,614
Total short-term securities (cost: $4,035,801,000)		4,036,575
Total investment securities 100.71% (cost: $78,229,092,000)		98,658,807
Other assets less liabilities (0.71)%		(693,320)
Net assets 100.00%		$97,965,487
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Balanced Fund — Page 31 of 35

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,228,432,000, which represented 1.25% of the net assets of the fund. This amount includes $1,062,885,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,985,323,000, which represented 4.07% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
American Balanced Fund — Page 32 of 35

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
American Balanced Fund — Page 33 of 35

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,499,398	$208,901	$—	$9,708,299
Consumer discretionary	8,708,642	—	—	8,708,642
Financials	7,064,285	223,742	—	7,288,027
Energy	6,087,641	518,937	—	6,606,578
Health care	6,297,451	—	—	6,297,451
Consumer staples	6,147,277	—	—	6,147,277
Industrials	4,467,885	—	—	4,467,885
Materials	2,947,693	—	—	2,947,693
Other	1,641,609	—	—	1,641,609
Miscellaneous	2,320,659	190,555	—	2,511,214
Preferred securities	—	5,085	—	5,085
Convertible stocks	58,937	—	—	58,937
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	16,501,979	—	16,501,979
Corporate bonds & notes	—	12,319,925	—	12,319,925
Mortgage-backed obligations	—	6,653,458	—	6,653,458
Other	—	2,643,154	9,360	2,652,514
Miscellaneous	—	105,659	—	105,659
Short-term securities	—	4,036,575	—	4,036,575
Total	$55,241,477	$43,407,970	$9,360	$98,658,807
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,195,113
Gross unrealized depreciation on investment securities	(846,324)
Net unrealized appreciation on investment securities	20,348,789
Cost of investment securities	78,310,018

American Balanced Fund — Page 34 of 35

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-011-1116O-S54076	American Balanced Fund — Page 35 of 35

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __Gregory D. Johnson_______________________
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __Gregory D. Johnson_______________________
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2016

By __Kimberley H. Monasterio__________________
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: November 28, 2016